Investment Objectives and Goals - AB Emerging Markets Opportunities ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION AB Emerging Markets Opportunities ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term growth of capital.